Schedule of Investments (unaudited) July 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	146	$27,938
General Dynamics Corp.	70	15,651
Lockheed Martin Corp.	137	61,153
Northrop Grumman Corp.	20	8,900

		113,642

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	41	4,107
Expeditors International of Washington, Inc.	382	48,629

		52,736

Automobiles — 0.4%
General Motors Co.	685	26,283

Beverages — 2.5%
PepsiCo, Inc.	834	156,342

Biotechnology — 8.2%
AbbVie, Inc.	422	63,123
Amgen, Inc.	449	105,133
Gilead Sciences, Inc.	1,738	132,331
Horizon Therapeutics PLC(a)	415	41,612
Incyte Corp.(a)	1,329	84,684
Neurocrine Biosciences, Inc.(a)	25	2,547
Regeneron Pharmaceuticals, Inc.(a)	89	66,030
Seagen, Inc.(a)	106	20,329

		515,789

Broadline Retail — 0.6%
Amazon.com, Inc.(a)	265	35,425

Capital Markets — 1.2%
Cboe Global Markets, Inc.	61	8,520
Moody’s Corp.	185	65,259
Virtu Financial, Inc., Class A	93	1,726

		75,505

Chemicals — 1.4%
Air Products and Chemicals, Inc.	7	2,137
CF Industries Holdings, Inc.	74	6,074
Ecolab, Inc.	353	64,648
Huntsman Corp.	95	2,828
LyondellBasell Industries NV, Class A	89	8,799

		84,486

Commercial Services & Supplies — 4.4%
Cintas Corp.	134	67,273
Republic Services, Inc.	225	34,000
Rollins, Inc.	794	32,419
Waste Connections, Inc.	235	33,175
Waste Management, Inc.	674	110,395

		277,262

Communications Equipment — 3.8%
Arista Networks, Inc.(a)	30	4,653
Cisco Systems, Inc.	1,454	75,666
Juniper Networks, Inc.	393	10,925
Motorola Solutions, Inc.	523	149,908

		241,152

Construction & Engineering — 0.2%
AECOM	111	9,657

Security	Shares	Value

Construction Materials — 0.1%
Vulcan Materials Co.	23	$5,072

Consumer Staples Distribution & Retail — 2.8%
Kroger Co.	623	30,303
Walmart, Inc.	913	145,952

		176,255

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	2,442	83,223

Electric Utilities — 3.7%
Duke Energy Corp.	208	19,473
Evergy, Inc.	1,168	70,045
IDACORP, Inc.	659	67,758
PNM Resources, Inc.	218	9,771
PPL Corp.	2,418	66,568

		233,615

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	92	8,124
Arrow Electronics, Inc.(a)	189	26,940
TD SYNNEX Corp.	166	16,386

		51,450

Entertainment — 1.9%
Activision Blizzard, Inc.(a)	774	71,796
Electronic Arts, Inc.	357	48,677

		120,473

Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(a)	87	30,620
Mastercard, Inc., Class A	220	86,742
Visa, Inc., Class A	499	118,627

		235,989

Food Products — 3.8%
Campbell Soup Co.	225	10,310
General Mills, Inc.	1,113	83,186
Hershey Co.	569	131,615
Kellogg Co.	208	13,913

		239,024

Gas Utilities — 0.2%
New Jersey Resources Corp.	60	2,682
ONE Gas, Inc.	154	12,186

		14,868

Ground Transportation — 0.3%
Landstar System, Inc.	105	21,377

Health Care Equipment & Supplies — 1.3%
Becton Dickinson & Co.	66	18,389
Stryker Corp.	231	65,468

		83,857

Health Care Providers & Services — 4.2%
Chemed Corp.	71	36,997
Cigna Group	97	28,625
CVS Health Corp.	958	71,553
Elevance Health, Inc.	181	85,365
Ensign Group, Inc.	42	4,069
McKesson Corp.	16	6,438
UnitedHealth Group, Inc.	58	29,370

		262,417

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants, Inc.	308	$52,027
McDonald’s Corp.	259	75,939
Penn Entertainment, Inc.(a)	113	2,971

		130,937

Household Products — 2.4%
Kimberly-Clark Corp.	653	84,302
Procter & Gamble Co.	436	68,147

		152,449

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	115	22,325

Insurance — 7.0%
American Financial Group, Inc.	221	26,876
Chubb Ltd.	289	59,075
Everest Group Ltd.	189	68,136
Hanover Insurance Group, Inc.	450	51,066
Kinsale Capital Group, Inc.	8	2,981
Marsh & McLennan Cos., Inc.	365	68,773
MetLife, Inc.	253	15,931
Progressive Corp.	119	14,992
Reinsurance Group of America, Inc.	35	4,912
Selective Insurance Group, Inc.	196	20,225
Travelers Cos., Inc.	485	83,716
Unum Group	218	10,597
W.R. Berkley Corp.	218	13,449

		440,729

Interactive Media & Services(a) — 1.1%
Alphabet, Inc., Class A	435	57,733
Alphabet, Inc., Class C	49	6,523
Meta Platforms, Inc., Class A	10	3,186

		67,442

IT Services — 4.6%
Accenture PLC, Class A	55	17,399
Akamai Technologies, Inc.(a)	758	71,631
Gartner, Inc.(a)	137	48,442
GoDaddy, Inc., Class A(a)	364	28,061
International Business Machines Corp.	210	30,278
VeriSign, Inc.(a)	447	94,294

		290,105

Machinery — 1.3%
Illinois Tool Works, Inc.	26	6,847
Snap-on, Inc.	157	42,773
Xylem, Inc.	291	32,810

		82,430

Media — 1.3%
Comcast Corp., Class A	346	15,660
Fox Corp., Class A	1,791	59,909
Fox Corp., Class B	111	3,486

		79,055

Metals & Mining — 0.4%
Newmont Corp.	448	19,228
Reliance Steel & Aluminum Co.	5	1,464
Royal Gold, Inc.	28	3,364

		24,056

Multi-Utilities — 2.5%
Ameren Corp.	271	23,216

Security	Shares	Value

Multi-Utilities (continued)
CMS Energy Corp.	625	$38,169
Consolidated Edison, Inc.	1,002	95,050

		156,435

Oil, Gas & Consumable Fuels — 2.3%
Cheniere Energy, Inc.	282	45,644
ConocoPhillips	355	41,791
Marathon Petroleum Corp.	30	3,991
Texas Pacific Land Corp.	4	6,025
Valero Energy Corp.	369	47,568

		145,019

Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	1,849	114,989
Eli Lilly & Co.	172	78,182
Jazz Pharmaceuticals PLC(a)	19	2,478
Johnson & Johnson	662	110,905
Merck & Co., Inc.	144	15,358
Pfizer, Inc.	470	16,948
Royalty Pharma PLC, Class A	89	2,793

		341,653

Professional Services — 1.7%
Insperity, Inc.	369	43,413
Paychex, Inc.	430	53,952
Verisk Analytics, Inc.	50	11,447

		108,812

Residential REITs — 0.2%
Equity Residential	169	11,144

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	289	10,337
Microchip Technology, Inc.	341	32,034
NXP Semiconductors NV	17	3,791
Power Integrations, Inc.	324	31,473
Teradyne, Inc.	67	7,567
Texas Instruments, Inc.	313	56,340

		141,542

Software — 8.1%
Adobe, Inc.(a)	30	16,385
Black Knight, Inc.(a)	209	14,697
Fortinet, Inc.(a)	9	700
Gen Digital, Inc.	133	2,587
Manhattan Associates, Inc.(a)	333	63,476
Microsoft Corp.	482	161,913
Oracle Corp.	321	37,631
Palo Alto Networks, Inc.(a)	40	9,998
Roper Technologies, Inc.	180	88,749
Teradata Corp.(a)	336	19,102
VMware, Inc., Class A(a)	559	88,115
Zoom Video Communications, Inc., Class A(a)	57	4,181

		507,534

Specialized REITs — 0.2%
Public Storage	38	10,706

Specialty Retail — 2.5%
AutoZone, Inc.(a)	26	64,525
Home Depot, Inc.	180	60,091
O’Reilly Automotive, Inc.(a)	23	21,293
TJX Cos., Inc.	125	10,816

		156,725

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	674	$132,407
Dell Technologies, Inc., Class C	56	2,964
HP, Inc.	760	24,951

		160,322

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	55	20,819

Trading Companies & Distributors — 0.2%
W.W.Grainger, Inc.	18	13,293

Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.(a)	362	49,873

Total Long-Term Investments — 99.2% (Cost: $5,735,756)		6,229,304

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(b)(c)	80,026	80,026

Total Short-Term Securities — 1.3% (Cost: $80,026)		80,026

Total Investments — 100.5% (Cost: $5,815,782)		6,309,330
Liabilities in Excess of Other Assets — (0.5)%		(30,971)

Net Assets — 100.0%		$6,278,359

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$61,391	$18,635	(a)	$—	$—	$—	$80,026	80,026	$799		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	58,900		(58,900)	—	—	—	—	1	(c)	—

					$—	$—	$80,026		$800		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Defensive Advantage U.S. Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,229,304	$—	$—	$6,229,304
Short-Term Securities
Money Market Funds	80,026	—	—	80,026

	$6,309,330	$—	$—	$6,309,330

S C H E D U L E O F I N V E S T M E N T S	4